Fair Value Measurement - Schedule of company’s assets and liabilities measured and recorded at fair value on a recurring basis (Details)	Sep. 30, 2024 USD ($)
Customer digital currency assets [Member]
Assets
Total assets	$ 615,361
Customer digital currency assets [Member] | Quoted Price in Active Markets (Level 1) [Member]
Assets
Total assets
Customer digital currency assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Total assets	615,361
Customer digital currency assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets
Total assets
Customer digital currency liabilities [Member]
Liabilities
Total liabilities	23,605
Customer digital currency liabilities [Member] | Quoted Price in Active Markets (Level 1) [Member]
Liabilities
Total liabilities
Customer digital currency liabilities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Total liabilities	23,605
Customer digital currency liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Total liabilities